Segment Information - Summary of Operating Segments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Sales revenues	¥ 37,154,298	¥ 31,379,507	¥ 27,214,594
Operating expenses	34,429,273	28,383,811	25,016,845
Operating income	2,725,025	2,995,697	2,197,748
Total assets	74,303,180	67,688,771	62,267,140
Investments accounted for using the equity method	5,227,345	4,837,895	4,160,803
Depreciation and amortization	2,039,904	1,821,880	1,644,290
Capital expenditures	3,496,219	3,611,587	3,609,699
Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	33,820,000	28,605,738	24,651,552
Operating expenses	31,639,363	26,321,448	23,044,391
Operating income	2,180,637	2,284,290	1,607,161
Total assets	26,321,858	24,341,737	21,412,034
Investments accounted for using the equity method	4,717,231	4,354,085	3,698,990
Depreciation and amortization	1,205,687	1,026,834	893,704
Capital expenditures	1,688,114	1,422,429	1,341,032
Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	2,809,647	2,324,026	2,162,237
Operating expenses	2,372,131	1,667,025	1,666,645
Operating income	437,516	657,001	495,593
Total assets	35,525,441	31,681,472	28,275,239
Investments accounted for using the equity method	92,903	79,414	71,336
Depreciation and amortization	799,156	761,801	715,757
Capital expenditures	1,786,373	2,156,339	2,151,455
All other [Member]
Disclosure of operating segments [line items]
Sales revenues	1,224,943	1,129,876	1,052,365
Operating expenses	1,121,492	1,087,575	967,015
Operating income	103,451	42,302	85,350
Total assets	2,946,994	3,091,011	2,720,720
Investments accounted for using the equity method	272,752	258,750	248,814
Depreciation and amortization	35,062	33,245	34,829
Capital expenditures	38,748	51,200	76,370
Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	(700,293)	(680,133)	(651,560)
Operating expenses	(703,713)	(692,237)	(661,205)
Operating income	3,420	12,104	9,645
Total assets	9,508,887	8,574,551	9,859,147
Investments accounted for using the equity method	144,460	145,646	141,664
Capital expenditures	(17,015)	(18,381)	40,843
Revenues from external customers [Member]
Disclosure of operating segments [line items]
Sales revenues	37,154,298	31,379,507	27,214,594
Revenues from external customers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	33,776,870	28,531,993	24,597,846
Revenues from external customers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	2,786,679	2,306,079	2,137,195
Revenues from external customers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	590,749	541,436	479,553
Inter-segment revenues and transfers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	43,131	73,745	53,706
Inter-segment revenues and transfers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	22,968	17,947	25,042
Inter-segment revenues and transfers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	634,194	588,441	572,812
Inter-segment revenues and transfers [Member] | Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	¥ (700,293)	¥ (680,133)	¥ (651,560)